Cost of Sale (Details)	6 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)
Cost of Sale [Line Items]
Cost of sale	RM 49,602,598	$ 11,775,097	RM 28,212,121
Cost of sales liquidated			959,666
Related Party [Member]
Cost of Sale [Line Items]
Cost of sale	RM 12,804,754	$ 3,039,704	RM 1,095,340